Capital Management - Summary of Disclosure Of Detailed Information About Management Capital Explanatory (Detail) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Jan. 01, 2023	Dec. 31, 2022
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Equity	$ 1,179,041	$ 820,019	$ 455,417	$ 455,417
Convertible debentures (Note 9)	455,783	158,478	80,021
Equity And Convertible Debentures	1,634,824	978,497
Less: Cash	(476,587)	(290,743)	$ (134,447)	$ (134,447)
Management Capital	$ 1,158,237	$ 687,754